FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	$ 404,805	$ 362,448
Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	125,397	127,514
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	91,579	96,787
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	11,245	11,464
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,192	8,867
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,961	7,914
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,995	1,971
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	425	512
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	159,617	121,841
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	68,749	52,474
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	50,890	42,558
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	34,842	22,825
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,358	2,007
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,217	1,821
Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	24,659	18,007
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	80,364	83,944
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	631	559
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	23,297	15,790
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,751	6,294
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,527	1,536
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	831	740
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	20,731	27,686
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	17,619	19,385
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,561	11,438
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	418	515
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,258	6,345
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,150	1,875
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	485	515
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,624	3,955
Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	6,264	4,597
Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	246	199
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	156,696	161,101
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	107,507	113,634
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	90,307	96,161
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,028	9,630
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,374	7,088
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	789	755
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	795	356
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	319	240
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	6
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	7
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	40,986	40,608
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	86	103
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	19,704	12,089
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	278	194
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	20,628	27,568
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	290	653
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,144	1,906
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,103	1,859
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	40	47
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	6,264	4,597
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	239,831	194,110
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	15,553	12,068
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,101	400
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,207	1,770
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,794	1,729
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,356	6,617
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,860	1,180
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	236	372
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	157,068	120,222
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	68,424	52,227
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	50,353	42,288
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	33,990	22,220
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,008	1,612
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,211	1,820
Level 2 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	24,659	18,007
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	35,435	39,373
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	4
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,593	3,700
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,629	6,148
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	447	448
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	101	118
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	16,957	18,732
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,699	10,206
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10	16
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,114	4,439
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	47	16
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	444	468
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,624	3,955
Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	0	0
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	1	0
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,278	7,237
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[3]	700	700
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[4]	1,500	1,500
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[3]	100	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value		1,200	500
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,337	1,812
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	171	226
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10	64
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	23	50
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	817	542
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,134	791
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	181	140
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,754	1,264
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	5	8
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	537	263
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	853	597
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	350	394
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6	0
Level 3 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,942	3,963
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	544	452
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	122	147
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,527	1,536
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	105	98
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	372	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	862	1,231
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	408	499
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	0	0
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	245	199
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	404,576	362,322
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	125,492	127,695
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	91,599	96,788
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	11,245	11,464
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,192	7,088
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10,038	755
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,995	0
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	425	0
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	159,618	121,843
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	68,750	52,476
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	50,890	42,558
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	34,842	22,825
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,358	2,007
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,217	1,821
UBS AG | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	24,659	18,007
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	80,038	83,636
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	631	559
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	23,297	15,790
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,751	6,294
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,527	1,536
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	505	432
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	20,731	27,686
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	17,619	19,385
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,561	11,438
UBS AG | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	418	515
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,258	6,345
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,150	1,875
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	485	515
UBS AG | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,624	3,955
UBS AG | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	6,264	4,597
UBS AG | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	246	199
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	156,716	161,102
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	107,526	113,635
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	90,327	96,162
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,028	9,630
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,374	1,729
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	789	6,796
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	1,180
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8	372
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	795	356
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	319	240
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	6
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	7
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	40,986	40,608
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	86	103
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	19,704	12,089
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	278	194
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	20,628	27,568
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	290	653
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,144	1,906
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,103	1,859
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	40	47
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	6,264	4,597
UBS AG | Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	0	0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	239,583	193,983
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	15,630	12,248
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,101	400
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,207	1,770
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,794	50
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,432	542
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,860	791
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	236	140
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	157,069	120,224
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	68,425	52,228
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	50,353	42,288
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	33,990	22,220
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,008	1,612
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,211	1,820
UBS AG | Level 2 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	24,659	18,007
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	35,110	39,065
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	4
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,593	3,700
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,629	6,148
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	121	140
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	101	118
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	16,957	18,732
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,699	10,206
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10	16
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,114	4,439
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	47	16
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	444	468
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,624	3,955
UBS AG | Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	0	0
UBS AG | Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	1	0
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,278	7,237
UBS AG | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[3]	700	700
UBS AG | Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[4]	1,500	1,500
UBS AG | Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[3]	100	100
UBS AG | Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value		1,200	500
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,337	1,812
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	171	226
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10	64
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	23	8,867
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	817	8,093
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,134	1,971
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	181	512
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,754	1,264
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	5	8
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	537	263
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	853	597
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	350	394
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,942	3,962
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	544	451
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	122	147
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,527	1,536
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	105	98
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	372	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	862	1,231
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	408	499
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	0	0
UBS AG | Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	$ 245	$ 199

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.
[3]	The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments.
[4]	Bond price equivalent prior to the fourth quarter of 2020; discounted cash flow model thereafter.